Insurance Contracts - Summary of Assumed Discount Rates with Risk Margin (Detail)	Dec. 31, 2022	Dec. 31, 2021
Investment returns of asset portfolio backing [member]
Discount rates with risk margin [line items]
Assumed discount rates with risk margin	4.85%	4.85%
Bottom of range [member] | Yield curve of reserve computation benchmark for insurance contracts [member]
Discount rates with risk margin [line items]
Assumed discount rates with risk margin	2.68%	2.88%
Top of range [member] | Yield curve of reserve computation benchmark for insurance contracts [member]
Discount rates with risk margin [line items]
Assumed discount rates with risk margin	4.80%	4.80%